Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth & Income Portfolio
September 30, 2025
VIPGI-NPRT3-1125
1.808773.121
Common Stocks - 95.2%
	Shares	Value ($)
AUSTRALIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Santos Ltd	711,586	3,168,864
BELGIUM - 1.2%
Health Care - 1.2%
Pharmaceuticals - 1.2%
UCB SA	119,600	32,997,849
CANADA - 2.2%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Imperial Oil Ltd (a)	507,900	46,052,958
South Bow Corp (a)	74,200	2,099,588
		48,152,546
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A (United States)	127,145	8,719,604
Industrials - 0.0%
Ground Transportation - 0.0%
Canadian Pacific Kansas City Ltd (United States)	3,500	260,715
TOTAL CANADA		57,132,865
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR	155,900	8,650,891
FRANCE - 0.9%
Consumer Staples - 0.3%
Beverages - 0.3%
Pernod Ricard SA	89,900	8,817,404
Remy Cointreau SA	14,028	757,271
		9,574,675
Financials - 0.1%
Capital Markets - 0.1%
Amundi SA (b)(c)	35,700	2,824,975
Industrials - 0.5%
Aerospace & Defense - 0.5%
Airbus SE	56,700	13,240,924
TOTAL FRANCE		25,640,574
GERMANY - 1.0%
Information Technology - 1.0%
Software - 1.0%
SAP SE ADR	103,500	27,656,235
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (a)	642,200	4,048,845
NETHERLANDS - 0.8%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	402,900	11,642,787
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	3,700	3,581,933
BE Semiconductor Industries NV	48,500	7,223,020
		10,804,953
TOTAL NETHERLANDS		22,447,740
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (b)(c)	217,300	7,526,710
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	82,000	22,901,780
UNITED KINGDOM - 1.4%
Consumer Staples - 0.9%
Beverages - 0.3%
Diageo PLC ADR	66,200	6,317,466
Tobacco - 0.6%
British American Tobacco PLC ADR	272,900	14,485,532
TOTAL CONSUMER STAPLES		20,802,998

Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	102,300	5,639,081
Industrials - 0.3%
Professional Services - 0.3%
RELX PLC	198,720	9,494,611
TOTAL UNITED KINGDOM		35,936,690
UNITED STATES - 85.2%
Communication Services - 4.3%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc	101,880	4,477,626
Entertainment - 0.4%
Walt Disney Co/The	97,800	11,198,100
Interactive Media & Services - 2.7%
Alphabet Inc Class A	109,800	26,692,380
Alphabet Inc Class C	89,100	21,700,305
Meta Platforms Inc Class A	34,200	25,115,796
		73,508,481
Media - 1.0%
Comcast Corp Class A	892,062	28,028,588
TOTAL COMMUNICATION SERVICES		117,212,795

Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 0.5%
Churchill Downs Inc	12,300	1,193,223
Domino's Pizza Inc	6,200	2,676,602
Marriott International Inc/MD Class A1	16,600	4,323,304
Starbucks Corp	76,200	6,446,520
		14,639,649
Household Durables - 0.7%
Somnigroup International Inc	173,800	14,656,554
Whirlpool Corp (a)	44,800	3,521,280
		18,177,834
Specialty Retail - 0.8%
Home Depot Inc/The	1,400	567,266
Lowe's Cos Inc	81,417	20,460,906
		21,028,172
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	65,000	4,532,450
TOTAL CONSUMER DISCRETIONARY		58,378,105

Consumer Staples - 3.9%
Beverages - 1.7%
Brown-Forman Corp Class B (a)	167,198	4,527,722
Coca-Cola Co/The	346,053	22,950,235
Keurig Dr Pepper Inc	646,700	16,497,317
PepsiCo Inc	4,900	688,156
		44,663,430
Consumer Staples Distribution & Retail - 0.6%
Sysco Corp	73,400	6,043,756
Target Corp	111,500	10,001,550
Walmart Inc	7,700	793,562
		16,838,868
Food Products - 0.0%
Lamb Weston Holdings Inc	22,700	1,318,416
Household Products - 0.2%
Colgate-Palmolive Co	16,100	1,287,034
Procter & Gamble Co/The	22,100	3,395,665
Reynolds Consumer Products Inc	20,200	494,294
		5,176,993
Personal Care Products - 0.8%
Estee Lauder Cos Inc/The Class A	90,900	8,010,108
Kenvue Inc	838,367	13,606,696
		21,616,804
Tobacco - 0.6%
Philip Morris International Inc	100,000	16,220,000
TOTAL CONSUMER STAPLES		105,834,511

Energy - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp	86,200	13,385,998
ConocoPhillips	76,300	7,217,217
Exxon Mobil Corp	1,131,703	127,599,513
Shell PLC ADR	801,200	57,309,836
		205,512,564
Financials - 18.1%
Banks - 12.4%
Bank of America Corp	1,652,912	85,273,730
JPMorgan Chase & Co (d)	20,032	6,318,694
M&T Bank Corp	82,000	16,204,840
PNC Financial Services Group Inc/The	164,772	33,107,638
Truist Financial Corp	84,800	3,877,056
US Bancorp	326,498	15,779,648
Wells Fargo & Co (d)	2,125,779	178,182,797
		338,744,403
Capital Markets - 2.0%
Blue Owl Capital Inc Class A	470,000	7,957,100
Charles Schwab Corp/The	51,300	4,897,611
Intercontinental Exchange Inc	3,200	539,136
KKR & Co Inc Class A	143,293	18,620,925
Moody's Corp	5,400	2,572,992
Morgan Stanley	3,583	569,554
MSCI Inc	400	226,964
Northern Trust Corp	113,445	15,269,697
Raymond James Financial Inc	28,550	4,927,730
		55,581,709
Financial Services - 2.4%
Apollo Global Management Inc	33,100	4,411,237
Global Payments Inc	44,500	3,697,060
Mastercard Inc Class A	16,000	9,100,960
Visa Inc Class A	145,576	49,696,735
		66,905,992
Insurance - 1.3%
Arthur J Gallagher & Co	32,000	9,911,680
Brown & Brown Inc	102,600	9,622,854
Chubb Ltd	21,200	5,983,700
Marsh & McLennan Cos Inc	37,042	7,465,074
Travelers Companies Inc/The	12,300	3,434,406
		36,417,714
TOTAL FINANCIALS		497,649,818

Health Care - 9.1%
Biotechnology - 0.1%
Gilead Sciences Inc	18,000	1,998,000
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	40,700	5,451,358
Alcon AG (United States)	37,400	2,786,673
Baxter International Inc (a)	280,900	6,396,093
Becton Dickinson & Co	31,715	5,936,097
Boston Scientific Corp (e)	213,020	20,797,143
		41,367,364
Health Care Providers & Services - 3.3%
Cardinal Health Inc	42,100	6,608,015
Cigna Group/The	69,490	20,030,493
Humana Inc	35,600	9,262,052
McKesson Corp (d)	18,988	14,668,990
UnitedHealth Group Inc	112,900	38,984,370
		89,553,920
Life Sciences Tools & Services - 1.0%
Bruker Corp	159,700	5,188,653
Danaher Corp	64,700	12,827,422
Thermo Fisher Scientific Inc	19,200	9,312,384
		27,328,459
Pharmaceuticals - 3.2%
Eli Lilly & Co	16,100	12,284,300
GSK PLC ADR	680,135	29,354,627
Haleon PLC ADR	1,807,494	16,213,221
Johnson & Johnson	88,656	16,438,596
Merck & Co Inc	115,400	9,685,522
Royalty Pharma PLC Class A	122,600	4,325,328
Zoetis Inc Class A	3,500	512,119
		88,813,713
TOTAL HEALTH CARE		249,061,456

Industrials - 15.8%
Aerospace & Defense - 8.3%
Boeing Co (e)	295,610	63,801,507
GE Aerospace (d)	426,431	128,278,974
General Dynamics Corp	38,100	12,992,100
Howmet Aerospace Inc	20,700	4,061,961
Huntington Ingalls Industries Inc	41,900	12,063,429
RTX Corp	10,800	1,807,164
Textron Inc	45,400	3,835,846
		226,840,981
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	315,372	26,343,023
Building Products - 0.3%
A O Smith Corp	80,000	5,872,800
AAON Inc (a)	18,747	1,751,720
		7,624,520
Commercial Services & Supplies - 0.0%
Veralto Corp	18,966	2,021,965
Electrical Equipment - 3.5%
AMETEK Inc	7,300	1,372,400
Emerson Electric Co	10,200	1,338,036
GE Vernova Inc (d)	153,107	94,145,494
		96,855,930
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	138,638	5,477,587
Machinery - 1.7%
Allison Transmission Holdings Inc	79,700	6,764,936
Cummins Inc	14,000	5,913,180
Deere & Co	6,100	2,789,286
Donaldson Co Inc (a)	188,300	15,412,355
Nordson Corp	33,600	7,625,520
Otis Worldwide Corp	37,743	3,450,842
Stanley Black & Decker Inc	15,900	1,181,847
Westinghouse Air Brake Technologies Corp	23,300	4,670,951
		47,808,917
Trading Companies & Distributors - 0.8%
Watsco Inc	43,192	17,462,526
Wesco International Inc	18,800	3,976,200
		21,438,726
TOTAL INDUSTRIALS		434,411,649

Information Technology - 20.1%
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp/DE	8,000	1,274,240
IT Services - 0.2%
Amdocs Ltd	52,700	4,324,035
Semiconductors & Semiconductor Equipment - 8.6%
Analog Devices Inc	14,200	3,488,940
Applied Materials Inc	40,000	8,189,600
Broadcom Inc	168,600	55,622,826
Lam Research Corp	89,600	11,997,440
Marvell Technology Inc	306,800	25,792,676
Micron Technology Inc	60,600	10,139,592
NVIDIA Corp	612,050	114,196,290
Teradyne Inc	25,100	3,454,764
		232,882,128
Software - 8.3%
Intuit Inc	17,200	11,746,052
Microsoft Corp	419,418	217,237,553
		228,983,605
Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc	322,412	82,095,768
TOTAL INFORMATION TECHNOLOGY		549,559,776

Materials - 0.8%
Chemicals - 0.8%
Air Products and Chemicals Inc (a)	14,400	3,927,168
Dow Inc	35,400	811,722
LyondellBasell Industries NV Class A1	15,500	760,120
Mosaic Co/The	298,600	10,355,448
PPG Industries Inc	14,400	1,513,584
Scotts Miracle-Gro Co/The	42,200	2,403,290
Sherwin-Williams Co/The	3,600	1,246,536
		21,017,868
Real Estate - 1.2%
Health Care REITs - 0.0%
Ventas Inc	15,400	1,077,846
Industrial REITs - 0.0%
Terreno Realty Corp	20,200	1,146,350
Residential REITs - 0.2%
Camden Property Trust	12,300	1,313,394
Sun Communities Inc	34,200	4,411,800
		5,725,194
Specialized REITs - 1.0%
American Tower Corp	73,700	14,173,984
Crown Castle Inc	118,700	11,453,363
Public Storage Operating Co	700	202,195
		25,829,542
TOTAL REAL ESTATE		33,778,932

Utilities - 2.3%
Electric Utilities - 2.1%
Constellation Energy Corp	3,933	1,294,232
Duke Energy Corp	44,000	5,445,000
Edison International	51,000	2,819,280
Entergy Corp	65,800	6,131,902
Eversource Energy	70,600	5,022,484
Exelon Corp	37,000	1,665,370
FirstEnergy Corp	28,700	1,315,034
NextEra Energy Inc	12,100	913,429
PG&E Corp	60,000	904,800
Southern Co/The (d)	342,300	32,439,771
		57,951,302
Multi-Utilities - 0.2%
Sempra	58,800	5,290,824
TOTAL UTILITIES		63,242,126

TOTAL UNITED STATES		2,335,659,600
ZAMBIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
First Quantum Minerals Ltd (e)	1,131,600	25,596,585
TOTAL COMMON STOCKS (Cost $1,319,343,486)		2,609,365,228

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
UNITED STATES - 1.5%
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Bruker Corp 6.375% Series A	25,500	6,930,900
Industrials - 1.3%
Aerospace & Defense - 1.3%
Boeing Co Series A, 6%	512,600	35,605,196
TOTAL UNITED STATES		42,536,096
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $33,573,555)		42,536,096

Money Market Funds - 5.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.21	94,934,409	94,953,396
Fidelity Securities Lending Cash Central Fund (f)(g)	4.19	65,600,045	65,606,605
TOTAL MONEY MARKET FUNDS (Cost $160,560,001)			160,560,001

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $1,513,477,042)	2,812,461,325
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(67,563,217)
NET ASSETS - 100.0%	2,744,898,108

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE Aerospace	Chicago Board Options Exchange	209	6,287,138	320.00	11/21/2025	(175,038)
GE Aerospace	Chicago Board Options Exchange	174	5,234,268	300.00	11/21/2025	(295,800)
GE Vernova Inc	Chicago Board Options Exchange	52	3,197,480	700.00	11/21/2025	(95,940)
GE Vernova Inc	Chicago Board Options Exchange	34	2,090,660	730.00	11/21/2025	(42,500)
JPMorgan Chase & Co	Chicago Board Options Exchange	185	5,835,455	305.00	10/3/2025	(202,575)
McKesson Corp	Chicago Board Options Exchange	34	2,626,636	750.00	10/17/2025	(102,000)
Southern Co/The	Chicago Board Options Exchange	341	3,231,657	100.00	10/17/2025	(2,558)
Wells Fargo & Co	Chicago Board Options Exchange	1,062	8,901,684	95.00	11/21/2025	(56,286)
Wells Fargo & Co	Chicago Board Options Exchange	2,130	17,853,660	92.50	11/21/2025	(183,180)

						(1,155,877)
TOTAL WRITTEN OPTIONS						(1,155,877)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,351,685 or 0.4% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,351,685 or 0.4% of net assets.

(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $55,258,639.
(e)	Non-income producing.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $37,328.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	68,568,224	261,269,942	234,884,647	2,756,895	(123)	-	94,953,396	94,934,409	0.2%
Fidelity Securities Lending Cash Central Fund	2,407,261	355,228,200	292,028,856	70,479	-	-	65,606,605	65,600,045	0.2%
Total	70,975,485	616,498,142	526,913,503	2,827,374	(123)	-	160,560,001

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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